SECURITIES FINANCING ACTIVITIES - Schedule of Securities Financing Assets or Liabilities Qualified for Offset (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Securities purchased under agreements to resell
Gross amounts of recognized assets	$ 27,629,073	$ 31,858,795
Gross amounts offset on the condensed consolidated balance sheets	(20,395,965)	(24,707,285)
Net amounts of assets included on the Consolidated Balance Sheets	7,233,108	7,151,510
Securities borrowed
Gross amounts of recognized assets	1,406,559	980,720
Gross amounts offset on the condensed consolidated balance sheets	0	0
Net amounts of assets included on the Consolidated Balance Sheets	1,406,559	980,720
Total
Gross amounts of recognized assets	29,035,632	32,839,515
Gross amounts offset on the condensed consolidated balance sheets	(20,395,965)	(24,707,285)
Net amounts of assets included on the Consolidated Balance Sheets	8,639,667	8,132,230
Securities sold under agreements to repurchase
Gross amounts of recognized liabilities	39,855,048	41,010,233
Gross amounts offset on the condensed consolidated balance sheets	(20,395,965)	(24,707,285)
Net amounts of liabilities included on the Consolidated Balance Sheets	19,459,083	16,302,948
Securities lending
Gross amounts of recognized liabilities	1,311	0
Gross amounts offset on the condensed consolidated balance sheets	0
Net amounts of liabilities included on the Consolidated Balance Sheets	1,311
Total
Gross amounts of recognized liabilities	39,856,359	$ 41,010,233
Gross amounts offset on the condensed consolidated balance sheets	(20,395,965)
Net amounts of liabilities included on the Consolidated Balance Sheets	$ 19,460,394